Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies.
Commitments and contingencies

21.         Commitments and contingencies

Other commitments

As of December 31, 2023, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2024	531,196,138
2025	470,273,059
2026	107,110,957
2027	39,052,653
2028 and thereafter	—
Total	1,147,632,807

Contingencies

As of December 31, 2023, the Group provided guarantees of US$1,926,419,080 (2021: US$2,156,348,238; 2022: US$2,110,456,012), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$3,723,398, US$4,068,840 and US$2,286,938 to satisfy guarantee obligations related to customer defaults for the years ended December 2021, 2022 and 2023, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

At December 31, 2023, the Group provided financial guarantees for bank loans of four of its equity method investees. The Group could incur losses in the event of defaults under or foreclosure of these loans and its maximum exposure to credit losses is US$202,187,414 (2022: US$226,755,305). The fair value of the guarantees is not significant and the Group considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding bank loans together with the accrued interest and penalty and therefore, no provision has been made for the guarantees in the consolidated financial statements.